Unaudited Consolidated Statement of Changes in Total Equity - 9 months ended Sep. 30, 2018 - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Common Units and Additional Paid-in Capital Limited Partners	Preferred Units Preferred Partner	Common unit equivalent warrants	Accumulated Other Comprehensive (Loss) Income	Non-controlling Interests	Redeemable Non-controlling Interest
Beginning balance (in units) at Dec. 31, 2017			410,045		11,000
Beginning balance at Dec. 31, 2017	$ 1,473,528	$ 15,996		$ 1,004,077	$ 266,925	$ 132,225	$ (523)	$ 54,828	$ (29)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(191,787)	(1,571)		(205,026)	23,447			(8,637)	0
Other comprehensive income (note 8)	6,795						6,795
Cash distributions	(39,939)	(94)		(12,307)	$ (22,101)			(5,437)
Contribution from non-controlling interests	1,498							1,498
Proceeds from equity offerings, net of offering costs (note 11) (in units)					4,800
Proceeds from equity offerings, net of offering costs (note 11)	116,003				$ 116,003
Change in accounting policy (note 2)	41,697	316		41,381
Equity based compensation and other (note 11) (in units)			270
Equity based compensation and other (note 12)	1,067	(1)		1,068					29
Ending balance (in units) at Sep. 30, 2018			410,315		15,800
Ending balance at Sep. 30, 2018	$ 1,408,862	$ 14,646		$ 829,193	$ 384,274	$ 132,225	$ 6,272	$ 42,252	$ 0